Significant transactions - Armada Acquisition (Details) - USD ($) $ in Millions			3 Months Ended									9 Months Ended		12 Months Ended
	May 26, 2017	Apr. 03, 2017	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchase price
Cash paid	$ 1.0
Liabilities assumed
Goodwill			$ 400.7	$ 401.0								$ 400.7		$ 401.0
Earnout payment														30.6
Gain on revaluation of contingent consideration														48.8
Revenues			351.7	362.6	$ 293.0	$ 252.6	$ 225.9	$ 243.6	$ 251.4	$ 293.1	$ 206.4	1,121.0	$ 771.5	1,134.1	$ 994.5	$ 1,107.3
Net income			(28.0)		$ (176.5)							112.9	$ (168.6)	$ (150.0)	$ 32.5	$ 291.2
Maximum
Assets acquired
Intangible asset useful life														22 years 6 months
Armada and its Subsidiaries
Business combination
Percentage of ownership interest acquired		100.00%
Purchase price
Cash paid		$ 123.4
Contingent consideration		79.1	$ 12.4	$ 13.3								$ 12.4		$ 13.3
Total purchase price		202.5
Assets acquired
Restricted cash		10.4
Other assets		1.2
Total assets acquired		93.1
Liabilities assumed
Other liabilities		13.3
Total liabilities assumed		13.3
Net assets acquired		79.8
Goodwill		122.7
Earnout payment percentage														82.00%
Earnout payment														$ 30.6
Gain on revaluation of contingent consideration														35.2
Revenues														24.7
Net income														$ 9.7
Armada and its Subsidiaries | Distribution relationships
Assets acquired
Intangible asset		$ 60.0
Intangible asset useful life		22 years 6 months
Armada and its Subsidiaries | Customer relationships
Assets acquired
Intangible asset		$ 16.0
Intangible asset useful life		7 years 6 months
Armada and its Subsidiaries | Technology
Assets acquired
Intangible asset		$ 5.5
Intangible asset useful life		9 years
First 50% acquisition of Armada
Purchase price
Total purchase price		$ 123.4
Remaining 50% acquisition of Armada
Purchase price
Contingent consideration		79.1
Remaining 50% acquisition of Armada | Maximum
Business combination
Earnout		$ 125.0
Remaining 50% of Armada
Business combination
Period of contingent earn-out mechanism on which the redemption price is based		3 years